Condensed Balance Sheet (Parenthetical) - $ / shares			3 Months Ended
	Mar. 02, 2021	Jan. 18, 2021	Mar. 31, 2021
Temporary equity redemption price per share
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized		5,000,000	5,000,000
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Over-Allotment Option [Member]
Stock repurchased during period, shares	3,500,000
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Number of shares forfeited during the period	25,000
Stock repurchased during period, shares	3,500,000
Class A Ordinary Shares [Member]
Temporary equity par or stated value per share	$ 0.001		$ 0.0001
Temporary equity shares outstanding			25,436,480
Temporary equity redemption price per share			$ 10.00
Common stock par or stated value per share	0.001	$ 0.0001	$ 0.0001
Common stock shares authorized		500,000,000	500,000,000
Common stock shares issued		0	2,063,520
Common stock shares outstanding		0	2,063,520
Class B Ordinary Shares [Member]
Common stock par or stated value per share	$ 0.001	$ 0.0001	$ 0.0001
Common stock shares authorized		50,000,000	50,000,000
Common stock shares issued		6,900,000	6,900,000
Common stock shares outstanding		6,900,000	6,900,000
Number of shares forfeited during the period		900,000	900,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Temporary equity shares outstanding	25,000
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Temporary equity shares outstanding	25,000
Number of shares forfeited during the period		900,000